Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Income Taxes Details Narrative
Change in valuation allowance	$ 1,399,906	$ 1,342,798
Research and development credit carry forward	438,298	$ 369,117
Federal income tax	$ 20,941,270
Federal income tax expire period	August 31, 2020 to August 31, 2037